Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate

A reconciliation of the statutory Federal income tax rate to the Company's effective income tax rate applied to pre-tax loss is as follows:

	Year ended December 31,
	2013	%	2012	%

Computed "expected" tax benefit	$1,344,307	34%	$919,272	34%

State income taxes, net of Federal income tax effect	197,692	5%	135,187	5%

Permanent differences and other	(170,203)	(4)%	(217,222)	(8)%

Change in valuation allowance	(1,371,796)	(35)%	(837,237)	(31)%

	$-	-	$-	-

Schedule of Deferred Tax Assets And Liabilities

Deferred tax assets and liabilities represent the future impact of temporary differences between the financial statement and tax bases of assets and liabilities and are as follows:

	Year ended December 31,
	2013	2012
Deferred tax assets
Net operating loss (NOL) carry forwards	$8,298,115	$6,911,195
Bad debt allowance	1,121	-
Accrued liabilities	7,404	97,109
Depreciation and amortization	46,231	-
Inventory reserves	9,558	3,138
Stock based compensation	8,653	15,600
Total deferred tax assets	8,371,082	7,027,042

Deferred tax liabilities
Depreciation and amortization	-	(27,756)
Total deferred tax liabilities	-	(27,756)

Valuation allowance	(8,371,082)	(6,999,286)

Net deferred tax assets	$-	$-